Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Dividends paid per share	$ 1.94	$ 1.9